STOCKHOLDERS EQUITY (DEFICIT), TEMPORARY EQUITY AND NONCONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2020
STOCKHOLDERS DEFICIT
Schedule of restricted stock grant activity
Stock Awards
Outstanding at December 31, 2018	-
Assumed in recapitalization	17,370
Granted post-recapitalization	305,468
Forfeited or cancelled	-
Outstanding at December 31, 2019	322,838
Granted	221,600
Vested	(322,838)
Forfeited or cancelled	-
Outstanding at December 31, 2020	221,600